UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON,
D.C 20549 FORM 13F FORM 13F COVER PAGE Report for the Quarter
Ended: December 31, 2000 Name: Welch Capital Partners, LLC
Address: 101 East
52nd Street 31st
Floor New
York, NY 10022 13F File Number: 28-6428 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person signing this report on behalf of reporting manager: Name:
Christopher Welch Title: Manager Phone: 212-754-6077 Signature,
Place, and
Date of Signing: Chris Welch New York, NY January 24, 2001
Report
Type: [X] 13F
Holdings Report FORM 13F SUMMARY PAGE Report Summary: Number of
Other
Included Managers: 0 Form 13F Information Table Entry Total: 58 Form 13F Information Table Value Total: $184,971 Form 13F Information Table Name of Issuer Title of Value
Shares INVSTMTOther Voting (x1000) DSCRETNManagerAuthority
Sole Sole
Form 13F Information Table Name of Issuer Title of Value Shares INVSTMTOther Voting (x1000) DSCRETNManagerAuthority Sole Sole Agilent Technologies Common 1410 25747 x x Allied Waste Common 6268 430400 x x AMDOCS Limited Common 4388 66230 x x American Intl Group Common 2023 20521 x x Aradigm Common 1297 88660 x x Arnonex PharmaceuticalCommon 1008 227200 x x Array Biopharma Inc. Common 2117 236900 x x Aurora Biosciences Common 2628 83600 x x Avax TechnologiesInc.Common 453 120800 x x Biotransplant Common 1262 145300 x x Ceridian Corp. Common 5145 258080 x x Citigroup Common 13106 256661 x x Computer Assoc Int'l Common 3250 166650 x x Computer Sciences Common 5636 93738 x x Conceptus Inc. Common 1668 127050 x x Corvas International Common 2156 150000 x x CSG Systems Common 6776 144360 x x Draxis Health IncorporCommon 1202 600750 x x DuPont Common 860 17800 x x Exxon Mobil Common 1275 14670 x x Federal National MortgCommon 5107 58865 x x Flamel Technologies Common 1703 234900 x x Fleet Boston FinancialCommon 1641 43675 x x General Electric Common 5582 116441 x x Guilford PharmaceuticaCommon 1105 61400 x x Healthsouth Corp Common 181311111500 x x Hewlett Packard Common 3774 119570 x x Home Depot Common 2970 65002 x x IBM Common 850 10000 x x Immunomedics Common 1148 53400 x x Inhale Theraputics Common 2618 51840 x x Inkine Pharmaceutical Common 4537 615200 x x Intel Common 5707 189840 x x International RectifieCommon 2161 72040 x x KimberlyClark Common 4249 60110 x x Kmart Common 900 169400 x x LSI Logic Common 3772 220720 x x Methanex Corp Common 219 34000 x x Micron Technology Common 2222 62600 x x Microsoft, Inc. Common 995 22938 x x Nasdaq 100 Index Common 701 12000 x x Neopharm Common 6196 163590 x x Neurobiological TechnoCommon 343 85700 x x Occidental Petroleum CCommon 3305 136300 x x Orphan Medical Inc. Common 633 44800 x x Pfizer Common 15024 326613 x x Pharmacia Corporation Common 958 15700 x x Pharmacopeia Inc. Common 886 40600 x x Praecis Common 4859 166130 x x Proctor&Gamble Common 2541 32400 x x Sandisk Corp. Common 1865 67210 x x Schering-Plough Common 1016 17905 x x Scios Inc. Common 1411 61200 x x Teco Energy Common 493 15236 x x Texaco Common 2930 47170 x x Titan Pharmaceuticals Common 4676 132200 x x Tosco Common 998 29410 x x United Therapeutics Common 2817 191000 x x